Summary of significant accounting policies, estimates and judgments - Additional Information (Detail) $ in Millions	Nov. 01, 2020 CAD ($)
Financial instruments that have yet to transition to alternative benchmark interest rates [line items]
Non derivative financial assets	$ 86,965
Non derivative financial liabilities	8,818
Derivative Notional loans	7,368,480
USD Libor Contracts Mature After June 30, 2023 [Member]
Financial instruments that have yet to transition to alternative benchmark interest rates [line items]
Non derivative financial assets	57,432
Non derivative financial liabilities	941
Derivative Notional loans	3,368,307
Undrawn Balances	$ 82,054